SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance expenses:
Interest in respect of short-term loans, credit cards and bank fees	$ 3,342	$ 3,591	$ 3,518
Interest in respect of loans to related parties	568	585	608
Changes in derivatives fair value		193	2,237
Foreign exchange transactions losses	6,578	6,259	2,752
Finance expenses	10,488	10,628	9,115
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	1,018	1,472	1,035
Changes in derivatives fair value	33
Foreign exchange transactions gains	3,859	5,517	2,497
Finance income	4,910	6,989	3,532
Finance expenses, net	5,578	3,639	5,583
Numerator:
Net income attributable to controlling interest, as reported	12,862	24,405	26,202
Adjustment to redemption value of non-controlling interest		203	(1,137)
Numerator for basic and diluted net income per share	$ 12,862	$ 24,608	$ 25,065
Denominator:
Denominator for basic income per share	34,384	34,358	34,334
Effect of dilutive stock based awards	76	51	52
Denominator for diluted income per share	34,460	34,409	34,386
Earnings Per Share
Basic and diluted earnings per share	$ 0.37	$ 0.72	$ 0.73